Provisions for contingencies	12 Months Ended
Dec. 31, 2018
Other provisions [member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Disclosure of other provisions [text block]
20 Provisions for contingencies

(€ million)	Provision for site restoration, abandonment and social projects	Environmental provision	Provision for litigations	Provision for taxes	Loss adjustments and actuarial provisions for Eni’s insurance companies	Provision for losses on investments	Provision for OIL insurance cover	Provision for redundancy incentives	Provision for disposal and restructuring	Provision for onerous contracts	Other(*)	Total
Carrying amount at December 31, 2017	8,126	2,653	1,107	527	205	182	76	140	65	60	306	13,447
New or increased provisions		299	148	73	493	48	51	9	19		223	1,363
Initial recognition and changes in estimates	(502)											(502)
Accretion discount	259	(12)	2									249
Reversal of utilized provisions	(190)	(287)	(214)	(118)	(481)			(17)	(14)	(22)	(100)	(1,443)
Reversal of unutilized provisions		(33)	(289)	(31)		(1)		(17)			(18)	(389)
Changes in the scope of consolidation	(1,024)	(11)	(1)	(8)				(5)			(2)	(1,051)
Currency translation differences	153		34	17		2					4	210
Other changes	(45)	(14)	37	(20)	110	(27)	3	(2)	(4)		(36)	2
Carrying amount at December 31, 2018	6,777	2,595	824	440	327	204	130	108	66	38	377	11,886

(*)       Each individual amount included herein was lower than €50 million.

The Group makes full provision for the future costs of decommissioning oil and natural gas wells, facilities and related pipelines on a discounted basis upon installation. The decommissioning provisions included the discounted estimated costs that the Company expects to incur for decommissioning oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration of the Exploration & Production segment for €6,266 million. Estimate revisions of  €502 million were driven by an increase in the discount rate curve in particular for the U.S. dollar. Such increase was partially offset by the recognition of new decommissioning obligations due to the activity of the year and upward revisions of cost estimates. The unwinding of discount recognized through profit and loss for €259 million was determined based on discount rates ranging from -0.2% to 6.1% (from -0.01% to 5.98% at December 31, 2017). Main expenditures associated with decommissioning operations are expected to be incurred over a 45-year period.
Provisions for environmental risks included the estimated costs for environmental clean-up and remediation of soil and groundwater in areas owned or under concession where the Group performed in the past industrial operations that were progressively divested, shut down, dismantled or restructured. The provision was accrued because at the balance sheet date there is a legal or constructive obligation for Eni to carry out environmental clean-up and remediation and the expected costs can be estimated reliably. The provision included the expected charges associated with strict liability related to obligations of cleaning up and remediating polluted areas that met the parameters set by the law at the time when the pollution occurred, or because Eni assumed the liability borne by other operators when the Company acquired or otherwise took over site operations. Those environmental provisions are recognized when an environmental project is approved by or filed with the relevant administrative authorities or a constructive obligation has arisen whereby the Company commits itself to performing certain cleaning-up and restoration projects and a reliable cost estimation is available. At December 31, 2018, environmental provision primarily related to Syndial SpA for €2,009 million and to the Refining & Marketing business line for €348 million.
The litigation provision comprised the expected liabilities associated with legal proceedings and other matters arising from contractual claims, contract renegotiations, including arbitration, fines and penalties due to antitrust proceedings and administrative matters. These provisions represented the Company’s best estimate of the expected, probable liabilities associated with pending litigation and commercial disputes and primarily related to the Exploration & Production segment for €653 million. Utilizations of  €503 million mainly related to the definition of a price revision relating to a gas sale contract with a long-term buyer, the effect of which was compensated by the reduction of the receivable due by the gas supplier recognized in other non-current assets.
Provisions for taxes included the estimated charges that the Company expects to incur to settle uncertain tax matters and tax claims from authorities in connection the application of current tax rules at certain Italian and non-Italian subsidiaries in the Exploration & Production segment (€397 million).
Loss adjustments and actuarial provisions of Eni’s insurance company Eni Insurance DAC represented the estimated liabilities accrued on the basis for third parties claims. Against such liability was recorded receivables of  €236 million recognized towards insurance companies for reinsurance contracts.
Provisions for losses on investments included provisions relating to investments whose loss exceeds the equity and primarily related to Industria Siciliana Acido Fosforico — ISAF — SpA (in liquidation) for €114 million.
Provisions for the OIL mutual insurance scheme included the estimated future increase of insurance premiums which will be charged to Eni in the next five years and that accrued at the reporting date because of the effective accident rate occurred in past reporting periods.
Provisions for redundancy incentives were recognized due to a restructuring program involving the Italian personnel related to past reporting periods.